Commitments and Contingencies (Narrative from 10Q) (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest rate	3.75%
Balance due on line of credit	$ 250,250	$ 250,000	$ 233,215
Unused amount under the line of credit	0
Line of credit fee	$ 250
Maximum [Member]
Annual performance bonus	100.00%	100.00%
Minimum [Member]
Annual performance bonus	50.00%	50.00%